CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Products and licenses		$ 572,964	$ 555,792	$ 520,312
Subscriptions		389,885	318,624	265,021
Software updates and maintenance		778,452	755,422	710,483
Total revenues		1,741,301	1,629,838	1,495,816
Operating expenses:
Cost of products and licenses	[1]	105,967	101,158	95,868
Cost of subscriptions	[1]	10,841	7,623	5,626
Cost of software updates and maintenance	[1]	83,011	78,468	74,807
Amortization of technology		2,184	1,808	240
Total cost of revenues		202,003	189,057	176,541
Research and development		178,372	149,279	133,300
Selling and marketing		420,526	359,804	306,363
General and administrative		88,130	91,981	78,558
Total operating expenses		889,031	790,121	694,762
Operating income		852,270	839,717	801,054
Financial income, net		44,402	34,073	28,762
Income before taxes on income		896,672	873,790	829,816
Taxes on income		171,825	187,924	170,245
Net income		$ 724,847	$ 685,866	$ 659,571
Basic earnings per ordinary share		$ 4.26	$ 3.83	$ 3.50
Diluted earnings per ordinary share		$ 4.18	$ 3.74	$ 3.43

[1]	Not including amortization of technology shown separately below.